Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenue	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 3,086	$ 3,132	$ 2,598	$ 2,921	$ 12,586	[1]	$ 11,737	[1]	$ 11,683	[1]
Depreciation and amortization									1,905		1,559		1,395
Equity in earnings of equity method investees									(18)		111		56
Interest income									82		66		58
Interest and related charges									1,205		1,010		904
Income tax expense (benefit)									(30)		655		905
Net income	1,312	665	390	632	457	690	452	524	2,999		2,123		1,899
Investment in equity method investees	1,544				1,561				1,544		1,561		1,320
Capital expenditures									5,504		6,085		5,575
Capital expenditures									5,909		6,125		5,993
Total assets	76,585				71,610				76,585		71,610
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Total revenue	1,824	2,154	1,747	1,831	1,711	2,211	1,776	1,890	7,556		7,588		7,622
Depreciation and amortization									1,141		1,025		953
Interest income									19				7
Interest and related charges									494		461		443
Income tax expense (benefit)									774		727		659
Net income	407	459	318	356	172	503	280	263	1,540		1,218		1,087
Capital expenditures									2,496		2,489		2,474
Capital expenditures									2,729		2,649		2,689
Total assets	35,139				33,308				35,139		33,308
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Total revenue	501	401	422	490	457	382	368	431	1,814	[2]	1,638	[2]	1,716	[2]
Depreciation and amortization									227		204		217
Equity in earnings of equity method investees									21		21		23
Interest income									2		1		1
Interest and related charges									97		94		73
Income tax expense (benefit)									51		215		283
Net income	313	$ 117	$ 77	$ 108	106	$ 83	$ 105	$ 98	615		392		457
Investment in equity method investees	95				98				95		98		102
Capital expenditures									778		854		795
Total assets	11,940				11,142				11,940		11,142
Power Delivery
Segment Reporting Information [Line Items]
Total revenue									2,206		2,210		2,091
Power Generation
Segment Reporting Information [Line Items]
Total revenue									6,676		6,747		7,001
Gas Infrastructure
Segment Reporting Information [Line Items]
Total revenue									2,832		2,069		1,877
Gas Infrastructure | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Total revenue									1,814		1,638		1,716
Depreciation and amortization									227		214		213
Equity in earnings of equity method investees									21		21		23
Interest income									2		1		1
Interest and related charges									97		92		72
Income tax expense (benefit)									256		237		296
Net income									436		395		478
Investment in equity method investees	95				98				95		98		102
Capital expenditures									778		854		795
Total assets	11,300				10,500				11,300		10,500
Corporate and Other
Segment Reporting Information [Line Items]
Total revenue									16		(7)		(27)
Corporate and Other | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Depreciation and amortization											(10)		4
Interest and related charges											2		1
Income tax expense (benefit)									(205)		(22)		(13)
Net income									179		(3)		(21)
Total assets	600				600				600		600
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Total revenue									856		718		741
Interest income									(155)		(78)		(44)
Interest and related charges									(155)		(78)		(44)
Total assets	(9,100)				(7,300)				(9,100)		(7,300)
Adjustments & Eliminations | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Interest income									(3)
Interest and related charges									(3)		(2)		(1)
Total assets	(100)				(100)				(100)		(100)
Intersegment revenue
Segment Reporting Information [Line Items]
Total revenue									(1,476)		(1,339)		(1,284)
Intersegment revenue | Power Delivery
Segment Reporting Information [Line Items]
Total revenue									(22)		(23)		(20)
Intersegment revenue | Power Generation
Segment Reporting Information [Line Items]
Total revenue									(10)		(10)		(15)
Intersegment revenue | Gas Infrastructure
Segment Reporting Information [Line Items]
Total revenue									(834)		(697)		(695)
Intersegment revenue | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue									(610)		(609)		(554)
Eliminations
Segment Reporting Information [Line Items]
Total revenue									(620)		(621)		(543)
Operating Segments
Segment Reporting Information [Line Items]
Total revenue									12,586		11,737		11,683
Operating Segments | Power Delivery
Segment Reporting Information [Line Items]
Total revenue									2,228		2,233		2,111
Depreciation and amortization									593		537		498
Interest income									4
Interest and related charges									265		244		230
Income tax expense (benefit)									334		308		307
Net income									531		484		490
Capital expenditures									1,433		1,320		1,607
Total assets	16,700				15,600				16,700		15,600
Operating Segments | Power Delivery | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Total revenue									2,212		2,217		2,099
Depreciation and amortization									594		537		498
Interest income									4
Interest and related charges									265		244		230
Income tax expense (benefit)									334		307		308
Net income									527		482		490
Capital expenditures									1,439		1,313		1,569
Total assets	16,600				15,600				16,600		15,600
Operating Segments | Power Generation
Segment Reporting Information [Line Items]
Total revenue									6,686		6,757		7,016
Depreciation and amortization									747		662		591
Equity in earnings of equity method investees									(181)		(16)		(15)
Interest income									92		74		64
Interest and related charges									342		290		262
Income tax expense (benefit)									373		279		465
Net income									1,181		1,397		1,120
Investment in equity method investees	81				228				81		228		245
Capital expenditures									2,275		2,440		2,190
Total assets	29,000				27,100				29,000		27,100
Operating Segments | Power Generation | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Total revenue									5,344		5,390		5,566
Depreciation and amortization									547		488		453
Interest income									15				7
Interest and related charges									232		219		210
Income tax expense (benefit)									534		524		437
Net income									939		909		750
Capital expenditures									1,290		1,336		1,120
Total assets	18,600				17,800				18,600		17,800
Operating Segments | Gas Infrastructure
Segment Reporting Information [Line Items]
Total revenue									3,666		2,766		2,572
Depreciation and amortization									522		330		262
Equity in earnings of equity method investees									159		105		60
Interest income									45		34		25
Interest and related charges									109		38		27
Income tax expense (benefit)									487		431		423
Net income									898		726		680
Investment in equity method investees	1,422				1,289				1,422		1,289		1,042
Capital expenditures									2,149		2,322		2,153
Total assets	28,000				26,000				28,000		26,000
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue									626		602		527
Depreciation and amortization									43		30		44
Equity in earnings of equity method investees									4		22		11
Interest income									96		36		13
Interest and related charges									644		516		429
Income tax expense (benefit)									(1,224)		(363)		(290)
Net income									389		(484)		(391)
Investment in equity method investees	41				44				41		44		33
Capital expenditures									52		43		43
Total assets	$ 12,000				$ 10,200				12,000		10,200
Operating Segments | Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Total revenue											(19)		(43)
Depreciation and amortization													2
Interest income									3
Interest and related charges													4
Income tax expense (benefit)									(94)		(104)		(86)
Net income									$ 74		$ (173)		$ (153)

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.